SUPPLEMENT TO THE
FIDELITY MICHIGAN,
MINNESOTA, AND OHIO
FUNDS
PROSPECTUS
   DATED FEBRUARY 19, 1995
The following information
replaces the similar information
found in the Charter section
beginning on page14:
Jonathan Short is manager of
Minnesota Tax-Free, which he
has managed since October
1995. Mr. Short also manages
Spartan Arizona Municipal
Income, California Tax-Free
High Yield, California Tax-Free
Insured, Spartan California
Municipal High Yield, and
Spartan California Intermediate
Municipal. Previously, he was a
municipal bond analyst. Mr.
Short Joined Fidelity in 1990,
after receiving his MBA from the
Massachusetts Institute of
Technology.
The following information
replaces the similar information
found in the first paragraph on
page 16:
Although each fund can invest
in securities of any maturity,
they generally invest in medium
and long-term bonds and
maintain a dollar-weighted
average maturity of 10 years or
longer.

The following information
replaces the Ohio High Yield
operating expenses found on
page 16:
Management fee
 .41%
12b-1 fee
None
Other expenses
 .16%

Total fund operating expenses
        .57%
 Example
After 1 year                        $ 6
After 3 years
$18
After 5 years
$32
After 10 years
$71

SUPPLEMENT TO THE
FIDELITY MICHIGAN,
MINNESOTA, AND OHIO
FUNDS
PROSPECTUS
   DATED FEBRUARY 19, 1995
The following information
replaces the similar information
found in the Charter section
beginning on page14:
Jonathan Short is manager of
Minnesota Tax-Free, which he
has managed since October
1995. Mr. Short also manages
Spartan Arizona Municipal
Income, California Tax-Free
High Yield, California Tax-Free
Insured, Spartan California
Municipal High Yield, and
Spartan California Intermediate
Municipal. Previously, he was a
municipal bond analyst. Mr.
Short Joined Fidelity in 1990,
after receiving his MBA from the
Massachusetts Institute of
Technology.
The following information
replaces the similar information
found in the first paragraph on
page 16:
Although each fund can invest
in securities of any maturity,
they generally invest in medium
and long-term bonds and
maintain a dollar-weighted
average maturity of 10 years or
longer.

The following information
replaces the Ohio High Yield
operating expenses found on
page 16:
Management fee
 .41%
12b-1 fee
None
Other expenses
 .16%

Total fund operating expenses
        .57%
 Example
After 1 year                        $ 6
After 3 years
$18
After 5 years
$32
After 10 years
$71

OMM-95-2 October 1, 1995
OMM-95-2 October 1, 1995